Interest in associates and joint ventures - Key assumptions in value in use calculation (Details) - Bank of Communications Co., Limited	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	11.37%	11.24%
Expected credit losses as a percentage of customer advances in the short to medium term		0.95%
Expected credit losses as a percentage of customer advances in the long term	0.88%	0.76%
Risk-weighted assets as a percentage of total assets in the short to medium term		61.00%
Risk-weighted assets as a percentage of total assets in the long term	61.00%	61.00%
Effective tax rate in the long-term	16.80%	22.50%
Capital adequacy ratio	11.50%	11.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.22%
Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.20%
Discount rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.26%
Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.03%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	1.36%
Operating income growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.28%
Cost-income ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.77%
Long-term effective tax rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	2.16%
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.26%
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.90%
Bottom of range
Disclosure of associates [line items]
Discount rate	10.30%	10.00%
Expected credit losses as a percentage of customer advances in the short to medium term	0.98%
Risk-weighted assets as a percentage of total assets in the short to medium term	61.00%
Operating income ratio	3.50%	4.90%
Cost-income ratio	36.30%	37.10%
Effective tax rate in the short to medium-term	7.80%	12.00%
Top of range
Disclosure of associates [line items]
Discount rate	15.00%	15.00%
Expected credit losses as a percentage of customer advances in the short to medium term	1.22%
Risk-weighted assets as a percentage of total assets in the short to medium term	62.00%
Operating income ratio	6.70%	9.40%
Cost-income ratio	36.80%	38.80%
Effective tax rate in the short to medium-term	16.50%	17.00%